Investments in Unconsolidated Subsidiaries and Affiliates (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments And Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Subsidiaries and Affiliates

A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2015, and 2014 is as follows:

	2015	2014
	(in millions)
Equity method	$519	$593
Cost method	8	12
Total	$527	$605

Summary of Results of Operations and Financial Position Using Equity Method

A summary of the combined results of operations and financial position as reported by the investees that CNH Industrial accounts for using the equity method is as follows:

	For the Years Ended December 31,
	2015	2014	2013
	(in millions)
Net revenue	$3,911	$4,849	$5,211
Income before taxes	$127	$251	$321
Net income	$68	$194	$289

	As of December 31,
	2015	2014
	(in millions)
Total Assets	$6,867	$7,448
Total Liabilities	$5,545	$5,877
Total Equity	$1,322	$1,571